Finance costs and finance income - (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finance revenues:
Interest on time deposits	$ 338,000	$ 1,074,000	$ 4,971,000
Interests on third parties loans	203,000	355,000	460,000
Interests from financial instruments	114,000	0	0
Interests on loans to related parties, note 32(a)	89,000	114,000	86,000
Interests on tax claims	75,000	352,000	16,000
Other	303,000	155,000	280,000
Finance income before financial obligations amortized costs and unrealized variation of fair value related to contingent consideration liability	1,122,000	2,050,000	5,813,000
Unrealized change of the fair value related to contingent consideration liability (b)	4,382,000	0	0
Accrual of other account receivable	448,000	0	237,000
Financial obligations amortized costs, note 16(g)	(8,837,000)	361,000	0
Total finance revenues	5,952,000	2,411,000	6,050,000
Finance costs:
Interest on borrowings	17,166,000	23,178,000	28,418,000
Interest related to senior notes	13,343,000	0	0
Commissions for bond letters issued to SUNAT	12,124,000	0	0
Settlement of hedging financial instruments, note 34(c)	1,547,000	146,000	0
Tax on financial transactions	193,000	107,000	166,000
Interest on loans	43,000	55,000	1,000
Interest on commercial obligations		626,000	0
Other		37,000	141,000
Finance costs before unrealized change of fair value related to contingent consideration liability	44,416,000	24,149,000	28,726,000
Amortized cost of financial obligations, note 16(g)	8,837,000	0	0
Accretion expense for mine closure, note 15(b)	5,598,000	6,672,000	10,390,000
Accrual of debt issuance costs, note 16(g)	885,000	976,000	2,109,000
Accrual of costs for bond issuance, note 16(g)	717,000	0	0
Accretion expense for leases related to rights in use, note 16(g)	176,000	180,000	293,000
Unrealized change of the fair value related to contingent consideration liability (b)		5,690,000	655,000
Other		155,000	0
Financial expenses	$ 60,629,000	$ 37,822,000	$ 42,173,000